Business Segment Information - Summary of Sources of Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues	$ 45,904	$ 15,531	$ 10,047	$ 9,744	$ 7,808	$ 5,113	$ 5,406	$ 4,992	$ 5,027	$ 68,942	$ 17,552	$ 43,130	$ 20,538	$ 12,644
Dried Cannabis [Member]
Segment Reporting Information [Line Items]
Revenues	21,866			5,246						32,802	9,869	21,674	16,260	11,324
Cannabis Extracts [Member]
Segment Reporting Information [Line Items]
Revenues	3,899			4,439						10,353	7,545	21,179	3,965	1,107
Food Products [Member]
Segment Reporting Information [Line Items]
Revenues	19,935									25,517
Accessories And Other [Member]
Segment Reporting Information [Line Items]
Revenues	$ 204			$ 59						$ 270	$ 138	$ 277	$ 313	$ 213